LIABILITIES AND DEBT - Accrued Expenses and Other Liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
LIABILITIES AND DEBT
Accrued expenses	$ 896,043	$ 213,740	$ 92,074
Reserve for returns	24,673	33,933	5,229
Payroll related liabilities	2,602,800	1,204,665	843,704
Sales tax liability	298,149	268,723	196,410
Due to seller		396,320
Other liabilities	130,702	119,764	108,230
Accrued expenses and other liabilities, Total	3,952,366	2,237,145	1,245,646
Estimated Penalties Associated With Accrued Payroll Taxes	$ 262,000	$ 262,000	$ 152,000